UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

U.S. Government Cash Reserve

6.30.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
U.S. Government Cash Reserve
Securities owned by the Fund on
June 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government obligations 83.69%					$34,418,434

(Cost $34,418,434)

Government - U.S. Agencies 83.69%					34,418,434

Federal Home Loan Bank	5.250	08-15-06	AAA	1,000	999,812
Federal Home Loan Bank (P)	5.190	12-13-06	AAA	1,000	999,881
Federal Home Loan Bank (P)	5.169	08-21-06	AAA	3,000	3,000,030
Federal Home Loan Bank (P)	5.054	01-03-07	AAA	2,500	2,500,437
Federal Home Loan Bank (P)	5.039	08-02-06	AAA	2,500	2,499,943
Federal Home Loan Bank (P)	5.000	03-14-07	AAA	100	100,000
Federal Home Loan Bank	4.625	01-17-07	AAA	1,250	1,248,736
Federal Home Loan Bank	3.250	07-21-06	AAA	1,000	999,089
Federal Home Loan Bank	2.375	08-15-06	AAA	505	503,158
Federal Home Loan Bank	2.300	08-30-06	AAA	2,000	1,992,544
Federal Home Loan Bank	2.125	07-07-06	AAA	525	524,741
Federal Home Loan Mortgage Corp.	5.250	06-16-07	AAA	500	500,000
Federal Home Loan Mortgage Corp.	2.750	08-15-06	AAA	1,650	1,644,917
Federal Home Loan Mortgage Corp.	2.625	07-21-06	AAA	2,000	1,997,263
Federal Home Loan Mortgage Corp.	2.000	07-07-06	AAA	2,625	2,623,793
Federal Home Loan Mortgage Corp.	5.310	07-05-06	AAA	1,300	1,299,259
Federal National Mortgage Assn. (P)	5.312	09-22-06	AAA	1,000	999,938
Federal National Mortgage Assn. (P)	5.299	09-21-06	AAA	2,000	1,999,795
Federal National Mortgage Assn. (P)	5.111	09-07-06	AAA	3,500	3,499,615
Federal National Mortgage Assn.	4.050	08-14-06	AAA	1,500	1,498,930
Federal National Mortgage Assn.	3.250	07-12-06	AAA	1,000	999,395
Federal National Mortgage Assn.	2.810	09-28-06	AAA	2,000	1,987,158

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value

Short-term investments 16.31%					$6,710,000

(Cost $6,710,000)

Joint Repurchase Agreement 16.31%					6,710,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 6-30-06
due 7-03-06 (secured by U.S. Treasury Inflation
Indexed Note 1.875% due 7-15-15)			4.550	6,710	6,710,000

Total investments 100.00%					$41,128,434

John Hancock U.S. Government Cash Reserve Footnotes to Schedule of Investments June 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(P) Represents rate in effect on June 30, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on June 30, 2006, including short-term investments, was $41,128,434.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Government Cash Reserve.

430Q1 6/06
8/06

JOHN HANCOCK

Money Market Fund

6.30.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Money Market Fund Securities owned by the Fund on June 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer	rate (%)	date	rating (A)	($000)	Value

Commercial paper 47.72%					$120,025,880

(Cost $120,025,880)

Asset-Backed - Auto Loan 4.37%					10,992,178

Galleon Capital Corp. (K)	5.120	07-06-06	Tier 1	11,000	10,992,178
Asset-Backed - Others 0.59%					1,493,719

Yorktown Capital LLC (K)	5.140	07-07-06	Tier 1	1,495	1,493,719
Asset-Backed - Receivables 9.60%					24,150,898

Jupiter Securization Corp. (K)	5.280	07-13-06	Tier 1	9,000	8,984,160
Jupiter Securization Corp. (K)	5.190	07-10-06	Tier 1	3,192	3,187,858
Park Avenue Receivables Corp. (K)	5.280	07-13-06	Tier 1	12,000	11,978,880
Asset-Backed - Trade & Term Receivables 4.37%					10,986,030

Clipper Receivables Corp. (K)	5.080	07-10-06	Tier 1	11,000	10,986,030
Automobiles & Trucks 1.91%					4,796,140

DaimlerChrysler North American Holding Corp.	5.300	07-07-06	Tier 2	2,500	2,497,792
Volkswagen AG	5.170	07-06-06	Tier 2	2,300	2,298,348
Banks - Foreign 4.17%					10,494,068

Abbey National North American Corp.	5.085	07-05-06	Tier 1	10,500	10,494,068
Electric Utilities 0.96%					2,398,280

Dominion Resources, Inc.	5.160	07-06-06	Tier 2	2,400	2,398,280
Food 4.97%					12,492,847

Cargill, Inc.	5.150	07-05-06	Tier 1	12,500	12,492,847
Medical - Health Maintenance Organization 0.99%					2,496,725

Wellpoint, Inc.	5.240	07-10-06	Tier 2	2,500	2,496,725
Money Center Banks 4.97%					12,496,340

UBS Financial Service, Inc.	5.270	07-03-06	Tier 1	12,500	12,496,340
Retail Stores 0.99%					2,495,575

CVS Corp.	5.310	07-13-06	Tier 2	2,500	2,495,575
Telephone - Integrated 9.83%					24,733,080

BellSouth Corp.	5.110	07-06-06	Tier 1	12,500	12,491,129
Verizon Global Funding Corp.	5.300	07-11-06	Tier 1	12,260	12,241,951

John Hancock Money Market Fund Securities owned by the Fund on June 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer	rate (%)	date	rating (A)	($000)	Value

Corporate interest-bearing obligations 49.15%					$123,641,428

(Cost $123,641,428)

Banks - U.S. 7.63%					19,195,898

Bank One Corp. (P)	5.439	09-15-06	Tier 1	8,500	8,501,865
FleetBoston Financial Corp.	8.625	01-15-07	Tier 1	5,580	5,688,928
FleetBoston Financial Corp.	4.875	12-01-06	Tier 1	3,000	2,994,165
US Bank NA	2.850	11-15-06	Tier 1	2,031	2,010,940
Beverage Non-Alcoholic 1.39%					3,499,586

Coca-Cola Enterprises	5.375	08-15-06	Tier 1	3,500	3,499,586
Computers 0.98%					2,476,397

IBM Corp.	2.375	11-01-06	Tier 1	2,500	2,476,397
Diversified Financial Services 4.49%					11,302,228

General Electric Capital Corp. (P)	5.270	12-08-06	Tier 1	11,300	11,302,228
Finance - Auto Loans 4.17%					10,500,481

American Honda Finance Corp. (P) (S)	5.117	07-19-06	Tier 1	5,500	5,499,968
American Honda Finance Corp. (P) (S)	5.454	09-21-06	Tier 1	5,000	5,000,513
Finance - Commercial 2.12%					5,325,775

CIT Group, Inc.	7.375	04-02-07	Tier 1	5,250	5,325,775
Finance - Consumer Loans 8.06%					20,273,730

American General Finance Corp.	3.000	11-15-06	Tier 1	9,305	9,240,250
HSBC Finance Corp.	5.750	01-30-07	Tier 1	10,993	11,033,480
Finance - Credit Card 4.38%					11,003,613

American Express Bank FSB (P)	5.324	11-22-06	Tier 1	6,500	6,501,805
American Express Credit Corp. (P)	5.392	09-19-06	Tier 1	4,500	4,501,808
Finance - Leasing Company 0.80%					2,000,671

International Lease Finance Corp.	5.650	08-15-06	Tier 1	2,000	2,000,671
Finance - Mortgages 4.23%					10,641,241

Countrywide Financial Corp. (P)	5.206	07-31-06	Tier 1	3,800	3,800,065
Countrywide Home Loans, Inc. (P)	5.380	08-25-06	Tier 1	6,840	6,841,176
Investment Banking & Brokerage 10.90%					27,421,808

Bear Stearns Co., Inc. (P)	5.228	01-16-07	Tier 1	5,000	5,004,781
Credit Suisse First Boston (USA), Inc.	5.875	08-01-06	Tier 1	9,400	9,405,678
Goldman Sachs Group, Inc. (P)	5.280	10-27-06	Tier 1	4,000	4,002,098
Merrill Lynch & Co. (P)	5.345	02-27-07	Tier 1	9,000	9,009,251

John Hancock Money Market Fund Securities owned by the Fund on June 30, 2006 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Joint Repurchase Agreement 3.13%			$7,863,000

(Cost $7,863,000)

Investment in a joint repurchase agreement
transaction with Morgan Stanley – Dated 6-30-06
due 7-3-06 (Secured by U.S. Treasury Inflation
Indexed Note 1.875% due 7-15-15)	4.550	7,863	7,863,000

Total investments 100.00%			$251,530,308

John Hancock Money Market Fund Footnotes to Schedule of Investments June 30, 2006 (unaudited)

(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(P) Represents rate in effect on June 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,500,481 or 4.17% of the Fund's total investments as of June 30, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on June 30, 2006, including short-term investments, was $251,530,308.

Footnotes to Schedule of Investments - Page 1

John Hancock Money Market Fund Direct Placement Securities June 30, 2006 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total investments	6/30/06

Clipper Receivables Corp.
- Commercial paper	06-07-06	$10,948,777	4.37%	$10,986,030
Galleon Capital Corp.
- Commercial paper	06-09-06	$10,957,760	4.37%	$10,992,178
Jupiter Securization Corp.
- Commercial paper	06-15-06	$3,180,496	1.27%	$3,187,858
Jupiter Securization Corp.
- Commercial paper	06-30-06	$8,982,840	3.57%	$8,984,160
Park Avenue Receivables Corp.
- Commercial paper	06-30-06	$11,977,120	4.76%	$11,978,880
Yorktown Capital LLC
- Commercial paper	06-16-06	$1,490,517	0.59%	$1,493,719

Direct Placement Securities

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q1 6/06
8/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 29, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: August 29, 2006